Retirement Benefits (Details 6) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Pension Benefits
Amounts Expected to be Recognized in 2011 Net Periodic Benefit Cost (Table Amounts) [Abstract]
Net loss	$ 161
Prior service cost (credit)	23
Medical and Life Benefits
Amounts Expected to be Recognized in 2011 Net Periodic Benefit Cost (Table Amounts) [Abstract]
Net loss	11
Prior service cost (credit)	$ (51)